UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2012

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
3/31/12 (Unaudited)

COMMON STOCKS (98.1%)(a)
		Shares	Value

Belgium (3.0%)

Anheuser-Busch InBev NV		44,669	$3,263,520

Telenet Group Holding NV		38,371	1,587,972

			4,851,492
Finland (0.9%)

Metso Corp. OYJ(S)		34,025	1,454,401

			1,454,401
France (16.7%)

ArcelorMittal		61,192	1,169,496

Arkema		13,781	1,284,191

AXA SA		119,021	1,973,117

Christian Dior SA		21,949	3,367,902

Sanofi		66,888	5,194,611

Schneider Electric SA		32,170	2,101,922

Societe Generale SA		43,309	1,268,725

Technip SA		19,254	2,268,231

Total SA		77,617	3,958,519

Valeo SA		48,586	2,547,902

Vinci SA		37,564	1,958,875

			27,093,491
Germany (17.8%)

BASF SE		32,074	2,805,749

Biotest AG (Preference)		24,094	1,434,790

Deutsche Bank AG		60,138	2,992,086

Deutsche Post AG		160,755	3,094,848

Henkel AG & Co. KGaA (Preference)		25,319	1,855,211

Kabel Deutschland Holding AG(NON)		44,135	2,725,938

Lanxess AG		27,365	2,262,065

MTU Aero Engines Holding AG		24,461	1,970,141

Porsche Automobil Holding SE (Preference)		35,487	2,094,308

Rheinmetall AG		27,015	1,599,547

SAP AG		38,372	2,679,613

Siemens AG		34,366	3,464,586

			28,978,882
Ireland (4.2%)

Covidien PLC(S)		23,300	1,274,044

Kerry Group PLC Class A		64,577	2,988,583

WPP PLC		182,240	2,490,808

			6,753,435
Israel (1.0%)

Teva Pharmaceutical Industries, Ltd. ADR		37,400	1,685,244

			1,685,244
Italy (2.9%)

Fiat Industrial SpA(NON)		111,694	1,191,730

Fiat SpA(S)		319,485	1,878,236

UniCredito Italiano SpA		337,420	1,690,264

			4,760,230
Netherlands (2.1%)

Gemalto NV		15,351	1,013,240

ING Groep NV GDR(NON)		277,855	2,314,983

			3,328,223
Norway (1.1%)

DnB NOR ASA		140,514	1,806,159

			1,806,159
Poland (0.7%)

Warsaw Stock Exchange		88,922	1,172,793

			1,172,793
Russia (1.7%)

Gazprom OAO ADR(S)		105,304	1,284,709

Sberbank of Russia ADR(NON)		115,283	1,480,234

			2,764,943
Spain (0.9%)

Amadeus IT Holding SA Class A		78,540	1,482,195

			1,482,195
Switzerland (6.7%)

Nestle SA		60,814	3,826,559

Novartis AG		97,045	5,370,963

Syngenta AG		4,982	1,722,479

			10,920,001
Turkey (0.6%)

Turkiye Vakiflar Bankasi Tao		499,767	947,771

			947,771
United Kingdom (36.7%)

Associated British Foods PLC		123,289	2,405,851

Barclays PLC		776,760	2,922,813

BG Group PLC		158,168	3,663,293

BP PLC		133,580	988,291

Carillion PLC		478,961	2,286,038

Centrica PLC		564,120	2,854,910

Compass Group PLC		188,487	1,976,235

HSBC Holdings PLC		149,483	1,326,517

Kingfisher PLC		625,556	3,068,771

Pearson PLC		93,536	1,742,967

Prudential PLC		278,484	3,329,630

Rio Tinto PLC		60,560	3,337,995

Royal Bank of Scotland Group PLC(NON)		3,491,710	1,543,692

Royal Dutch Shell PLC Class A		211,445	7,384,738

SSE PLC		119,651	2,543,465

Standard Chartered PLC		104,236	2,600,919

Telecity Group PLC(NON)		189,709	2,236,351

TUI Travel PLC		451,474	1,417,547

Tullow Oil PLC		67,256	1,642,686

Virgin Media, Inc.		40,933	1,022,506

Vodafone Group PLC		1,891,208	5,209,031

WM Morrison Supermarkets PLC		465,452	2,218,583

Xstrata PLC		116,513	1,990,353

			59,713,182
United States (1.1%)

Beam, Inc.		12,600	737,982

CF Industries Holdings, Inc.		6,200	1,132,430

			1,870,412

Total common stocks (cost $144,899,099)			$159,582,854

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
		Principal amount	Value

TUI Travel PLC cv. sr. unsec. bonds 6s, 2014	GBP	300,000	$470,949

Total convertible bonds and notes (cost $403,869)			$470,949

SHORT-TERM INVESTMENTS (4.3%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)		4,142,703	$4,142,703

Putnam Money Market Liquidity Fund 0.11%(e)		2,886,466	2,886,466

Total short-term investments (cost $7,029,169)			$7,029,169

TOTAL INVESTMENTS

Total investments (cost $152,332,137)(b)			$167,082,972

Key to holding's currency abbreviations
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OAO	Open Joint Stock Company

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2011 through March 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $162,753,993.
(b)	The aggregate identified cost on a tax basis is $153,951,019, resulting in gross unrealized appreciation and depreciation of $20,648,769 and $7,516,816, respectively, or net unrealized appreciation of $13,131,953.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,957,431.
The fund received cash collateral of $4,142,703, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $718 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $40,713,271 and $39,159,534, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
The fund had the following industry concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	Oil, gas, and consumable fuels	11.6%
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Belgium	$4,851,492	$—	$—
Finland	1,454,401	—	—
France	27,093,491	—	—
Germany	28,978,882	—	—
Ireland	6,753,435	—	—
Israel	1,685,244	—	—
Italy	4,760,230	—	—
Netherlands	3,328,223	—	—
Norway	1,806,159	—	—
Poland	1,172,793	—	—
Russia	2,764,943	—	—
Spain	1,482,195	—	—
Switzerland	10,920,001	—	—
Turkey	947,771	—	—
United Kingdom	59,713,182	—	—
United States	1,870,412	—	—
Total common stocks	159,582,854	—	—
Convertible bonds and notes	—	470,949	—
Short-term investments	2,886,466	4,142,703	—

Totals by level	$162,469,320	$4,613,652	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2012